Employee benefits - Net defined benefit obligations - Weighted average duration (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 17, 2021
Changes in net defined benefit liability (asset) [abstract]
Provisions for other long-term employee benefits	€ 2,318	€ 1,407	€ 1,867
Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Weighted average duration of the plans (in years)	6 years	8 years	9 years
Annuity-based defined benefit plans [member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Weighted average duration of the plans (in years)	13 years
Capital Based Defined Benefit Plans [Member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Weighted average duration of the plans (in years)	12 years
Other Post-Employment Benefits [Member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Weighted average duration of the plans (in years)	18 years
French part-time for seniors plans [member]
Changes in net defined benefit liability (asset) [abstract]
Provisions for other long-term employee benefits	€ 1,720	€ 802	€ 1,233	€ 1,225
French part-time for seniors plans [member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Weighted average duration of the plans (in years)	2 years
Other Long-Term Benefits [Member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Weighted average duration of the plans (in years)	4 years